Share based compensation - Fair Value of Equity Settled Options (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	32.00%	30.00%
Expected dividend rate	0.00%	0.00%
Risk-free rate	2.00%
Risk-free rate, minimum		2.10%
Risk-free rate, maximum		2.90%
Expected life after vesting	2 years	2 years